Financial Risk Management - Movement in Allowance for Doubtful Accounts Attributable to Trade and Other Receivables (Detail) - Trade and other receivables, and other financial assets current [Member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Allowance for doubtful accounts beginning balance	¥ 492	¥ 1,077
Provision for the year	304	83
Reversal	(60)	(515)
Utilized	(171)	(204)
Acquisition of subsidiary		44
Deconsolidation	(102)
Translation	4	7
Allowance for doubtful accounts ending balance	467	492
Adoption Of IFRS 9 [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts beginning balance	¥ 492
Allowance for doubtful accounts ending balance		¥ 492